SHORT-TERM BORROWINGS - Due to third party (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to third party	¥ 530,000	$ 82,071	¥ 200,000
Interest 15% annual interest, due on June 23, 2021
Short-term Debt [Line Items]
Total short-term borrowings due to third party	230,000	35,616	200,000
Interest-free, due on May 12, 2022
Short-term Debt [Line Items]
Total short-term borrowings due to third party	200,000	30,970	0
Interest-free, due on June 21, 2022
Short-term Debt [Line Items]
Total short-term borrowings due to third party	¥ 100,000	$ 15,485	¥ 0